Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to OCI (Detail) - USD ($) $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax		$ (18,534)
Other comprehensive income (loss), before tax		6,628	$ 1,208	$ 3,553
Other comprehensive income (loss), tax		(2,314)	(871)	(1,288)
Total other comprehensive income, net of tax		$ 4,314	$ 337	$ 2,265
Effective income tax rate	24.00%	25.30%	25.10%	33.90%	38.00%
Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax		$ (15,524)
Other comprehensive income (loss), before tax		9,638	$ (563)	$ 3,392
Other comprehensive income (loss), tax		(2,314)	(871)	(1,288)
Total other comprehensive income, net of tax		$ 7,324	$ (1,434)	$ 2,104
Effective income tax rate	24.00%	24.10%	28.70%	32.90%	38.00%
Defined Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax		$ (20,426)
Other comprehensive income (loss) before reclassifications, tax		4,902
Other comprehensive income (loss) before reclassifications, net of tax		(15,524)
Other comprehensive income (loss), before tax		6,293	$ (3,907)	$ 47
Other comprehensive income (loss), tax		(1,510)	400	(18)
Total other comprehensive income, net of tax		4,783	(3,507)	29
Defined Benefit Plans | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax		(20,426)
Other comprehensive income (loss) before reclassifications, tax		4,902
Other comprehensive income (loss) before reclassifications, net of tax		(15,524)
Other comprehensive income (loss), before tax		6,293
Other comprehensive income (loss), tax		(1,510)
Total other comprehensive income, net of tax		4,783
Amortization of prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax		1,335	1,335	1,335
Reclassification from AOCI, tax		(320)	(507)	(507)
Reclassification from AOCI, net of tax		1,015	828	828
Other comprehensive income (loss), before tax		1,335
Other comprehensive income (loss), tax		(320)
Total other comprehensive income, net of tax		1,015
Amortization of prior service cost | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax		1,335
Other comprehensive income (loss), tax		(320)
Total other comprehensive income, net of tax		1,015
Net actuarial gain/(loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax		(20,426)	(43,027)	(22,770)
Other comprehensive income (loss) before reclassifications, tax		4,902	10,326	8,652
Other comprehensive income (loss) before reclassifications, net of tax		(15,524)	(32,701)	(14,118)
Reclassification from AOCI, before Tax		33,617	25,445	27,066
Reclassification from AOCI, tax		(8,068)	(9,669)	(10,285)
Reclassification from AOCI, net of tax		25,549	15,776	16,781
Other comprehensive income (loss), before tax		33,617
Other comprehensive income (loss), tax		(8,068)
Total other comprehensive income, net of tax		25,549
Net actuarial gain/(loss) | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax		33,617
Other comprehensive income (loss), tax		(8,068)
Total other comprehensive income, net of tax		25,549
Regulatory adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax		(8,233)	12,340	(5,584)
Reclassification from AOCI, tax		1,976	250	2,122
Reclassification from AOCI, net of tax		(6,257)	12,590	(3,462)
Other comprehensive income (loss), before tax		(8,233)
Other comprehensive income (loss), tax		1,976
Total other comprehensive income, net of tax		(6,257)
Regulatory adjustment | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax		(8,233)
Other comprehensive income (loss), tax		1,976
Total other comprehensive income, net of tax		(6,257)
FSIRS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax		3,345	3,344	3,345
Reclassification from AOCI, tax		(804)	(1,271)	(1,270)
Reclassification from AOCI, net of tax		2,541	2,073	2,075
Other comprehensive income (loss), before tax		3,345	3,344	3,345
Other comprehensive income (loss), tax		(804)	(1,271)	(1,270)
Total other comprehensive income, net of tax		2,541	2,073	2,075
FSIRS | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax		3,345
Reclassification from AOCI, tax		(804)
Reclassification from AOCI, net of tax		2,541
Other comprehensive income (loss), before tax		3,345
Other comprehensive income (loss), tax		(804)
Total other comprehensive income, net of tax		2,541
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax		(3,010)	1,771	161
Other comprehensive income (loss) before reclassifications, tax		0	0	0
Other comprehensive income (loss) before reclassifications, net of tax		$ (3,010)	$ 1,771	$ 161